Putnam
Tax-Free
Insured
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Tax Free Insured Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Manager

Richard P. Wyke

A resilient U.S. economy and heightened worry over inflation provided for some anxious times in the fixed-income markets during the six months ended January 31, 2000. In an effort to keep economic growth on target and tame inflation over the longer term, the Federal Reserve Board raised interest rates repeatedly, much to the regret of bondholders, who watched their investments lose value with each rate increase. Putnam Tax-Free Insured Fund's results for the first half of fiscal 2000 reflect this environment.

We do not believe, however, that the sharp run-up in yields and the corresponding fall in bond prices are likely to continue for too long. While another rate increase or two probably remain in the cards, the bond market is beginning to look ahead to brighter days. For investors with a penchant for bargains, today's well-valued municipal bonds offer excellent opportunities for tax-sheltered income.

Total return for 6 months ended 1/31/00

     Class A          Class B           Class C           Class M
   NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
----------------------------------------------------------------------------
  -2.85%  -7.44%   -3.11%  -7.84%    -3.24%  -4.18%    -3.06%  -6.23%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* CAPTURING HIGHER INCOME IN RISING-RATE MARKET

To be sure, your fund's semiannual period coincided with the most difficult environment for bonds since 1994. However, the news is not all bad. When inflation is present, bond yields must rise to attract money to the fixed-income markets. In theory, the higher interest rates compensate bondholders for the risk of inflation, or lost purchasing power, at some future date. Consequently yields on 30-year insured municipal bonds, such as those in your fund, climbed from 5.55% on July 31, 1999, to 6.18% on January 31, 2000. The emergence of these higher-yielding bonds provides a valuable opportunity for us to augment the fund's income stream for years to come.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care            20.9%

Utilities              18.4%

Transportation         13.8%

Water and sewer        13.3%

Housing                 5.7%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


Another sign of the income opportunity before us is the taxable-equivalent yield comparison. A good proxy for the tax-free bond market is the 10-year insured municipal bond, which offered a yield of 5.42% on January 31. If you are in the top 39.6% federal income tax bracket, that is like getting an 8.97% yield on a fully taxable investment. Such levels of income are not currently available on U.S. Treasury bonds, let alone lower-rated higher-yielding (junk) bonds.

The relatively dramatic rise in municipal bond yields also resulted in a steeper municipal bond yield curve. From the outset, the fund's heavy emphasis on bonds with intermediate maturities (in the 8- to 15-year range) proved advantageous and helped protect the portfolio's value. With the fund's duration shorter than many of its peers', however, we had some room to add higher-yielding, longer-term bonds. Scouting for buys like bargain basement shoppers, we scoured the marketplace for 20- to 30-year municipal bonds, buying during periods of price weakness. (Duration is a measure of the portfolio's maturity structure and reflects the price sensitivity of holdings to changes in interest rates.)

* TAKING THE ROAD LESS TRAVELED

As part of our strategy to lengthen the fund's duration, we have been selling selected intermediate-maturity bonds from high-tax states such as New York, Florida, and California, where demand for municipal bonds is high. Finding alternative investments has been difficult at best. Higher interest rates have discouraged new municipal bond issuance, thereby limiting the supply of offerings coming to market. Furthermore a large number of bonds issued near the end of 1998, when yields were low and prices were high, are severely underperforming the market at this time. We limited the fund's exposure to these bonds, a decision that proved to be beneficial for performance.

"If you've taken advantage of the tremendous bull run of the equity market, offsetting your portfolio with tax-free investments is a smart choice, analysts say."

-- CNNfn.com, 2/1/00


We invested the proceeds from the high-tax-state bond sales opportunistically in municipal bonds backed by the credit of companies facing short-term uncertainty. Late last year, for example, we purchased Tennessee Energy Acquisition Corporation bonds from a distressed seller. The fate of the issuer, along with other municipalities that buy natural gas in bulk, came into question when the Internal Revenue Service conducted an audit and hearing to determine if the business constituted arbitrage. Our decision to continue holding the bonds proved to be a good one. After a thorough review by the most prominent bond counsels, the bonds were permitted to retain their tax-exempt status.

Within the health-care sector, many providers are undergoing major restructuring and cost-cutting programs in response to federal funding cutbacks and high drug prices. Many of these companies are falling victim to a general aversion by investors regardless of the underlying fundamentals. As is generally the case, some health-care providers are unfairly tarred, and it falls on in-depth research on our part to determine the more financially secure among them.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Hernando County, Florida Criminal Justice
Revenue Bonds, 7.65%, 7/1/16

Utah Intermountain Power Agency
Revenue Bonds, 6.15%, 7/1/14

Portland, Oregon Sewer System
Revenue Bonds, 5.00%, 6/1/12

Fredericksburg, Virginia Ind. Development Authority
Hospital Revenue Bonds, 9.215% 8/15/23

New York State Energy Niagara Mohawk
Revenue Bonds, 7.20%, 7/1/29

California State
General Obligation Bonds, 5.50%, 4/1/12

Massachusetts State
Tufts University
Revenue Bonds, 4.75%, 2/15/28

Houston, Texas,
Water and Sewer
Revenue Bonds, 6.38%, 12/1/17

Massachusetts Turnpike Authority
Revenue Bonds, 5.00%, 1/1/37

District of Columbia
General Obligation Bonds, 6.00%, 6/1/11

Footnote reads:
These holdings represent 21.3% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


In another twist of the health-care story, we added bonds issued by the Financial Securities Assurance Corporation (FSA) when many investors were selling them. The strength of FSA's guarantee came into question when three of the health-care providers it insures announced significant losses for 1999. As an insurer, FSA provides peace of mind to investors by guaranteeing that in the event that an issuer fails to meet a scheduled principal or interest payment, it will act as a third-party guarantor and make the debt service payment. The insurance, in essence, transforms a lower-rated bond into Aaa/AAA-rated status. FSA is weathering this test well, and its guarantee remains very solid. While these holdings, as well as others discussed in this report, were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

* PROSPECTS RISE FOR TAX-EXEMPT BONDS

After rising significantly in 1999, interest rates continued to climb in the new year's first month. Just as importantly, the yield curve has become inverted; short-term interest rates are now higher than long-term interest rates. Historically such an inversion has been associated with a slowdown of economic growth and a decline in core inflation over time. In the meantime, the markets remain nervous about inflation, especially with prices of oil and other commodities rising sharply.

At their current price levels, tax-exempt bonds are not only especially attractive but also offer an effective strategy for investors who have benefited from the stock market's recent strength. Furthermore, your fund's insured and Aaa/AAA-rated municipal bonds tend to fluctuate less than lower-quality bonds in volatile markets, making them valuable components of any well-diversified portfolio.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future. Shares of the fund are not insured and their price will fluctuate with market conditions.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax-Free Insured Fund is designed for investors seeking high current income free from federal income tax through investments primarily in insured and Aaa-rated tax-exempt securities.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                      Class A           Class B             Class C            Class M
(inception dates)    (9/20/93)          (9/9/85)           (7/26/99)           (6/1/95)
                   NAV       POP      NAV      CDSC      NAV       CDSC      NAV      POP
--------------------------------------------------------------------------------------------
6 months          -2.85%   -7.44%    -3.11%   -7.84%    -3.24%    -4.18%    -3.06%   -6.23%
--------------------------------------------------------------------------------------------
1 year            -5.82   -10.32     -6.13   -10.61     -6.80     -7.69     -5.89    -8.94
--------------------------------------------------------------------------------------------
5 years           27.61    21.58     26.04    24.09     22.43     22.43     25.60    21.53
Annual average     5.00     3.99      4.74     4.41      4.13      4.13      4.66     3.98
--------------------------------------------------------------------------------------------
10 years          75.10    66.78     71.54    71.54     65.40     65.40     70.94    65.41
Annual average     5.76     5.25      5.54     5.54      5.16      5.16      5.51     5.16
--------------------------------------------------------------------------------------------
Life of fund     165.54   152.86    160.15   160.15    149.18    149.18    159.23   150.83
Annual average     7.02     6.66      6.87     6.87      6.55      6.55      6.84     6.60
--------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                              Lehman Brothers Municipal      Consumer
                                    Bond Index             price index
---------------------------------------------------------------------------
6 months                              -1.96%                  1.44%
---------------------------------------------------------------------------
1 year                                -3.63                   2.67
---------------------------------------------------------------------------
5 years                               35.23                  12.28
Annual average                         6.22                   2.34
---------------------------------------------------------------------------
10 years                              94.87                  32.73
Annual average                         6.90                   2.87
---------------------------------------------------------------------------
Life of fund                         206.74                  56.57
Annual average                         8.08                   3.16
---------------------------------------------------------------------------

Past performance is not indicative of future results. More recent returns may be worth more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year and Life of fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class A and class M shares for periods prior to their inception are derived from the historical performance of class B shares, adjusted in the case of public offering price to reflect the initial sales charge currently applicable to each class, but have not been adjusted to reflect differences in expenses, which are lower for class A and M shares than for class B shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class B shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                                   Class A        Class B        Class C        Class M
----------------------------------------------------------------------------------------------
Distributions (number)                6              6              6              6
----------------------------------------------------------------------------------------------
Income                            $0.372448      $0.344196      $0.316559      $0.351856
----------------------------------------------------------------------------------------------
Capital gains1                        --             --             --             --
----------------------------------------------------------------------------------------------
  Total                           $0.372448      $0.344196      $0.316559      $0.351856
----------------------------------------------------------------------------------------------
Share value:                     NAV      POP       NAV            NAV        NAV      POP
----------------------------------------------------------------------------------------------
7/31/99                         $14.72   $15.45   $14.74          $14.72     $14.76   $15.26
----------------------------------------------------------------------------------------------
1/31/00                          13.93    14.62    13.94           13.93      13.96    14.43
----------------------------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------------------------
Current dividend rate2            5.29%    5.04%    4.89%           4.48%      4.98%    4.82%
----------------------------------------------------------------------------------------------
Taxable equivalent3               8.76     8.34     8.10            7.42       8.25     7.98
----------------------------------------------------------------------------------------------
Current 30-day
SEC yield4                        5.09     4.85     4.69            4.33       4.79     4.63
----------------------------------------------------------------------------------------------
Taxable equivalent3               8.43     8.03     7.76            7.17       7.93     7.67
----------------------------------------------------------------------------------------------


1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A            Class B            Class C            Class M
(inception dates)    (9/20/93)          (9/9/85)           (7/26/99)           (6/1/95)
                   NAV       POP      NAV      CDSC      NAV       CDSC      NAV      POP
--------------------------------------------------------------------------------------------
6 months          -2.02%    -6.71%   -2.28%   -7.05%    -2.61%    -3.56%    -2.23%   -5.43%
--------------------------------------------------------------------------------------------
1 year            -4.08     -8.64    -4.34    -8.90     -5.06     -5.97     -4.15    -7.28
--------------------------------------------------------------------------------------------
5 years           32.44     26.12    30.79    28.79     27.11     27.11     30.33    26.08
Annual average     5.78      4.75     5.51     5.19      4.91      4.91      5.44     4.74
--------------------------------------------------------------------------------------------
10 years          74.07     65.84    70.58    70.58     64.52     64.52     69.97    64.46
Annual average     5.70      5.19     5.49     5.49      5.10      5.10      5.45     5.10
--------------------------------------------------------------------------------------------
Life of fund     167.01    154.25   161.67   161.67    150.72    150.72    160.72   152.27
Annual average     7.10      6.74     6.95     6.95      6.63      6.63      6.93     6.68
--------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC                -- AMBAC Indemnity Corporation
BIGI                 -- Bond Investor Guaranty Insurance
COP                  -- Certificate of Participation
FGIC                 -- Financial Guaranty Insurance Company
FRB                  -- Floating Rate Bonds
FSA                  -- Financial Security Assurance
GNMA Coll.           -- Government National Mortgage Association Collateralized
G.O. Bonds           -- General Obligation Bonds
IFB                  -- Inverse Floating Rate Bonds
IF COP               -- Inverse Floating Rate Certificate of Participation
MBIA                 -- Municipal Bond Investors Assurance Corporation


MUNICIPAL BONDS AND NOTES (98.3%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
Alabama (2.9%)
--------------------------------------------------------------------------------------------------------------------------
     $    3,000,000  Alabama A&M U. Rev. Bonds, MBIA, 6 1/2s, 11/1/25                           Aaa         $    3,266,250
                     Jefferson Cnty., Swr. Rev. Bonds
          8,750,000    (Rites-PA), Ser. 487 R, FRB, FGIC, 7.449s, 2/1/38
                       (acquired 3/23/99, cost $9,941,511) (RES)                                AAA              7,317,188
          5,000,000    Ser. A, FGIC, 5s, 2/1/33                                                 Aaa              4,050,000
                                                                                                            --------------
                                                                                                                14,633,438

Alaska (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          6,000,000  AK Hsg. Fin. Corp. Rev. Bonds, Ser. A, MBIA,
                       5.9s, 12/1/19                                                            Aaa              5,812,500

Arizona (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                     AZ State Muni. Fin. Program COP
          1,000,000    Ser. 31, BIGI, 7 1/4s, 8/1/09                                            Aaa              1,145,000
          5,700,000    Ser. 34, BIGI, 7 1/4s, 8/1/09                                            Aaa              6,505,125
                                                                                                            --------------
                                                                                                                 7,650,125

California (8.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,300,000  Beverly Hills, Pub. Fin. Auth. IFB, MBIA, 8.27s, 6/1/15                    Aaa              1,288,625
          4,000,000  CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.),
                       Ser. Q, MBIA, 5.85s, 8/1/16                                              Aaa              3,960,000
          9,500,000  CA State G.O. Bonds, MBIA, 5 1/2s, 4/1/12                                  Aaa              9,666,250
                     CA Statewide Cmnty. Dev. Auth.
          4,700,000    COP, FSA, 5 1/2s, 8/15/31                                                AAA              4,224,125
          3,000,000    Step-up Recovery Floater COP, (Motion Picture
                       & TV Fund), AMBAC, 5.35s, 1/1/24                                         Aaa              2,730,000
          2,000,000  East Bay, Muni. Util. Dist. Wtr. Syst. Rev. Bonds,
                       MBIA, 4 3/4s, 6/1/34                                                     Aaa              1,542,500
          2,000,000  Los Angeles Cnty. Trans. Comm. Sales Tax
                       Rev. Bonds, Ser. B, AMBAC, 6 1/2s, 7/1/13                                Aaa              2,085,000
          5,000,000  Los Angeles Cnty., Pub. Wks. Fin. Auth. Lease
                       Rev. Bonds (Multiple Cap. Fac.), Ser. B, AMBAC,
                       5 1/8s, 12/1/17                                                          Aaa              4,531,250
          3,500,000  San Diego Cnty., Wtr. Auth. IF COP, FGIC,
                       7.433s, 4/23/08                                                          Aaa              3,784,375
          5,000,000  San Diego, Regl. Bldg. Auth. Lease COP, MBIA,
                       6.9s, 5/1/23                                                             Aaa              4,762,500
          3,680,000  Santa Ana, Fin. Auth. Lease Rev. Bonds
                       (Police Admin. & Hldg. Fac.), Ser. A, MBIA,
                       6 1/4s, 7/1/17                                                           Aaa              3,887,000
          2,500,000  Southern CA Pub. Pwr. Auth. Rev. Bonds IFB,
                       FGIC, 5.82s, 7/1/12                                                      Aaa              2,434,375
                                                                                                            --------------
                                                                                                                44,896,000

Colorado (4.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,224,000  CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider
                       Pooled Loan Program), Ser. A, FSA,
                       7 1/4s, 7/15/17                                                          Aaa              4,414,080
          6,800,000  CO Pub. Hwy. Auth. Rev. Bonds, Ser. B, MBIA,
                       zero %, 9/1/20                                                           AAA              1,844,500
                     Denver, City & Cnty. Arpt. Rev. Bonds, Ser. C, MBIA
          1,180,000    6 3/4s, 11/15/22                                                         Aaa              1,237,525
          1,765,000    6 3/4s, 11/15/13                                                         Aaa              1,851,044
            235,000    6 3/4s, 11/15/13, Prerefunded                                            Aaa                250,569
          6,000,000  Jefferson Cnty., School Dist. G.O. Bonds, MBIA,
                       6 1/2s, 12/15/10                                                         Aaa              6,540,000
         10,500,000  Metropolitan Football Stadium Sales Tax
                       Rev. Bonds, Ser. A, MBIA, zero %, 1/1/09                                 AAA              6,391,875
                                                                                                            --------------
                                                                                                                22,529,593

Connecticut (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  CT State Hlth. & Edl. Fac. Auth. IFB (Yale U.),
                       9.09s, 6/10/30                                                           Aaa              2,752,500

Delaware (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  DE State Econ. Dev. Auth. Poll. Control Rev. Bonds
                       (Delmarva Pwr.), Ser. B, FGIC, 7.924s, 7/1/18                            Aaa              5,225,000

District of Columbia (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          8,440,000  DC G.O. Bonds, Ser. B, MBIA, 6s, 6/1/11                                    Aaa              8,714,300
          9,000,000  DC Convention Ctr. Auth. Rev. Bonds, AMBAC,
                       4 3/4s, 10/1/28                                                          Aaa              6,963,750
                                                                                                            --------------
                                                                                                                15,678,050

Florida (8.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Dade Cnty., FL School Dist. G.O. Bonds, FSA,
                       5 3/8s, 8/1/15                                                           AAA              1,447,500
          6,000,000  Dade Cnty., Professional Sports Franchise Fac.
                       Tax Rev. Bonds, MBIA, 4 3/4s, 10/1/30                                    Aaa              4,680,000
          2,010,000  FL Hsg. Fin. Agcy. Home Ownership Rev. Bonds,
                       Ser. 1987 G2, Class B, GNMA Coll.,
                       8.595s, 11/1/18                                                          AAA              2,140,650
         13,675,000  Hernando Cnty. Rev. Bonds (Criminal Justice
                       Complex Fin.), FGIC, 7.65s, 7/1/16                                       Aaa             16,410,000
          5,500,000  Orange Cnty., Hlth. Fac. Auth. IFB, Ser. 91-C,
                       MBIA, 8.512s, 10/29/21                                                   Aaa              6,050,000
          5,000,000  Orlando & Orange Cnty., Expressway Auth.
                       Rev. Bonds, FGIC, 8 1/4s, 7/1/14                                         Aaa              6,268,750
          4,000,000  Sumter Cnty., School Dist. Rev. Bonds (Multi Dist.
                       Loan Program), FSA, 7.15s, 11/1/15                                       Aaa              4,630,000
                                                                                                            --------------
                                                                                                                41,626,900

Georgia (3.8%)
--------------------------------------------------------------------------------------------------------------------------
                     GA Muni. Elec. Pwr. Auth. Rev. Bonds
          3,815,000    Ser. V, MBIA, 6 1/2s, 1/1/12                                             Aaa              4,091,588
          1,315,000    Ser. V, MBIA, 6 1/2s, 1/1/12, Prerefunded                                Aaa              1,431,706
          5,500,000    Ser. Y, AMBAC, 6.4s, 1/1/13                                              Aaa              5,885,000
          7,500,000    Ser. B, AMBAC, 6 1/4s, 1/1/12                                            Aaa              7,884,375
                                                                                                            --------------
                                                                                                                19,292,669

Illinois (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,180,000  Chicago, Res. Recvy. Mtge. Rev. Bonds, Ser. B, MBIA,
                       zero %, 10/1/09                                                          Aaa                604,750
         10,000,000  Chicago, Board of Ed. G.O. Bonds, Ser. B, FGIC,
                       zero %, 12/1/09                                                          Aaa              5,775,000
          2,600,000  Chicago, Central Pub. Library Rev. Bonds, Ser. B,
                       AMBAC, 6.85s, 1/1/17                                                     Aaa              2,756,000
          5,000,000  Regional Trans. Auth. Rev. Bonds, Ser. A, AMBAC,
                       8s, 6/1/17                                                               Aaa              6,106,250
                                                                                                            --------------
                                                                                                                15,242,000

Indiana (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          6,250,000  Fort Wayne, Hosp. Auth. Rev. Bonds (Parkview
                       Hlth. Syst., Inc.), MBIA, 4 3/4s, 11/15/28                               Aaa              4,851,563
          7,500,000  IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds
                       (Columbus Regl. Hosp.), FSA, 7s, 8/15/15                                 Aaa              8,315,625
                                                                                                            --------------
                                                                                                                13,167,188

Louisiana (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            777,546  East Baton Rouge, Mtge. Fin. Auth. Single Fam.
                       Mtge. Rev. Bonds (Mortgage-Backed Securities
                       Program), Ser. B, GNMA Coll., 8 1/4s, 2/25/11                            Aaa                805,732

Massachusetts (6.4%)
--------------------------------------------------------------------------------------------------------------------------
                     MA State Hlth. & Edl. Facs. Auth. Rev. Bonds
                       (Harvard Pilgrim Hlth.), Ser. A, FSA
          4,500,000    5s, 7/1/14                                                               AAA              3,796,875
          1,000,000    4 1/8s, 7/1/02                                                           AAA                958,750
         12,105,000  MA State Indl. Fin. Agcy. Rev. Bonds (Tufts U.),
                       Ser. H, MBIA, 4 3/4s, 2/15/28                                            Aaa              9,441,900
                     MA State Tpk. Auth. Hwy. Syst. Rev. Bonds, Ser. A
          6,300,000    AMBAC, 5s, 1/1/39                                                        Aaa              5,040,000
         11,000,000    MBIA, 5s, 1/1/37                                                         Aaa              8,813,750
          6,000,000  MA State Wtr. Resources Auth. Rev. Bonds,
                       Ser. A, FSA, 4 3/4s, 8/1/37                                              Aaa              4,560,000
                                                                                                            --------------
                                                                                                                32,611,275

Michigan (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Grand Traverse Cnty., Hosp. Rev. Bonds (Munson
                       Healthcare), Ser. A, AMBAC, 5s, 7/1/28                                   Aaa              2,037,500
          5,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                       (Mercy Hlth. Svcs.), Ser. X, MBIA, 6s, 8/15/34                           AAA              4,750,000
                     MI State Strategic Fund Ltd. Oblig. Rev. Bonds
          4,000,000    AMBAC, 7s, 5/1/21                                                        Aaa              4,440,000
          2,750,000    Ser. AA, FGIC, 6.95s, 5/1/11                                             Aaa              3,086,875
          5,000,000    (Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29                        Aaa              4,431,250
                                                                                                            --------------
                                                                                                                18,745,625

Missouri (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  MO State Hlth. & Edl. Fac. Auth. Hlth. Fac.
                       Rev. Bonds (Heartland Hlth. Sys. Project),
                       AMBAC, 6.35s, 11/15/17                                                   Aaa              2,540,625
          5,000,000  Sikeston Elec. Rev. Bonds, MBIA, 6s, 6/1/14                                Aaa              5,168,750
                                                                                                            --------------
                                                                                                                 7,709,375

Nebraska (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA,
                       9.183s, 11/15/16                                                         Aaa              3,225,000
                     NE Investment Fin. Auth. Single Fam. Mtge. IFB
          6,600,000    Ser. B, GNMA Coll., 10.983s, 3/15/22                                     Aaa              6,864,000
          2,400,000    Ser. 2, GNMA Coll., 11.328s, 9/10/30                                     Aaa              2,534,448
                                                                                                            --------------
                                                                                                                12,623,448

Nevada (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Clark Cnty., Passenger Fac. Rev. Bonds (Las Vegas
                       McCarran Intl.), MBIA, 4 3/4s, 7/1/22                                    Aaa              4,018,750
          5,800,000  Clark Cnty., School Dist. G.O. Bonds, Ser. A, MBIA,
                       7s, 6/1/10 (SEG)                                                         Aaa              6,503,250
          7,350,000  Nevada State G.O. Bonds, MBIA, 4 3/4s, 5/15/26                             AAA              5,806,500
                                                                                                            --------------
                                                                                                                16,328,500

New Hampshire (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  NH State Tpk. Sys. IFB, FGIC, 8.867s, 11/1/17                              Aaa              2,809,375

New Jersey (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Middlesex Cnty., Utils. Auth. Swr. IFB, Ser. A, MBIA,
                       6 1/4s, 8/15/10                                                          Aaa              3,187,500
          1,700,000  NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Meridian
                       Hlth. Syst. Oblig. Group), FSA, 5 1/4s, 7/1/29                           AAA              1,468,375
          5,700,000  NJ State Trans. Fund Auth. Rev. Bonds, Ser. A,
                       AMBAC, 5 1/4s, 6/15/09                                                   Aaa              5,692,875
                                                                                                            --------------
                                                                                                                10,348,750

New Mexico (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  NM Mtge. Fin. Auth. Single Fam. Mtge. Rev. Bonds,
                       Ser. C, FGIC, 8 1/2s, 7/1/07                                             Aaa                401,996

New York (12.8%)
--------------------------------------------------------------------------------------------------------------------------
          4,670,000  Long Island Pwr. Auth. FRB, Ser. 66, MBIA, 6.94s,
                       4/1/10 (acquired11/3/98, cost $5,233,360) (RES)                          Aaa              4,547,413
          4,000,000  Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
                       Ser. A, FSA, 5 1/2s, 12/1/13                                             Aaa              3,950,000
                     Metropolitan Trans. Auth. Commuter Fac.
                       Rev. Bonds, MBIA
          4,500,000    5.7s, 7/1/17                                                             Aaa              4,342,500
          7,425,000    Ser. A, 5.7s, 7/1/17                                                     Aaa              7,165,125
                     Nassau Cnty., Hlth. Care Syst. Rev. Bonds
                       (Nassau Hlth. Care Corp.)
          4,610,000    FSA, 6s, 8/1/13                                                          Aaa              4,707,963
          2,285,000    FSA, 6s, 8/1/12                                                          Aaa              2,350,694
          5,000,000  NY City G.O. Bonds, Ser. H, MBIA, 5s, 8/1/22                               AAA              4,175,000
                     NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
          7,265,000    Ser. B, FGIC, 7 1/2s, 6/15/11                                            Aaa              8,490,969
          2,735,000    Ser. B, FGIC, 7 1/2s, 6/15/11, Prerefunded                               Aaa              3,186,275
          7,000,000    Ser. D, MBIA, 4 3/4s, 6/15/25                                            Aaa              5,565,000
          5,000,000  NY State Dorm. Auth. Rev. Bonds
                       (State U. Edl. Facs.), Ser. A, MBIA,
                       4 3/4s, 5/15/25                                                          Aaa              3,975,000
          3,000,000  NY State Energy Res. & Dev. Auth. IFB,
                       MBIA, 7.133s, 7/8/26                                                     Aaa              2,501,250
          9,750,000  NY State Energy Res. & Dev. Auth. Poll. Control
                       Rev. Bonds (Niagra Mohawk Pwr. Corp.),
                       Ser. A, FGIC, 7.2s, 7/1/29                                               Aaa             10,566,563
                                                                                                            --------------
                                                                                                                65,523,752

North Carolina (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
                       (No. 1, Catawba Elec.), MBIA, 5.6s, 1/1/20                               Aaa              3,480,000

Ohio (--%)
--------------------------------------------------------------------------------------------------------------------------
            690,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
                       Ser. 85-A, FGIC, zero %, 1/15/15                                         Aaa                158,700

Oklahoma (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          6,850,000  OK Indl. Dev. Auth. Rev. Bonds
                       (Hlth. Syst.-Oblig. Group), Ser. A, MBIA,
                       5 3/4s, 8/15/29                                                          AAA              6,327,688

Oregon (2.4%)
--------------------------------------------------------------------------------------------------------------------------
         13,145,000  Portland, Swr. Syst. Rev. Bonds, Ser. A,
                       FGIC, 5s, 6/1/12                                                         Aaa             12,323,438

Pennsylvania (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,730,000  Allegheny Cnty., Port. Auth. Rev. Bonds,
                       MBIA, 5 1/2s, 6/1/09                                                     AAA              3,790,613
          2,000,000  Keystone Oaks, School Dist IFB, AMBAC,
                       5.829s, 9/1/16                                                           Aaa              2,170,000
          2,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth.
                       Hosp. Rev. Bonds (Sacred Heart Hosp.
                       Norristown), Ser. A, MBIA, 6.8s, 2/1/13                                  Aaa              2,006,100
          3,000,000  Philadelphia, Regl. Port Auth. Lease IFB
                       (Kidder Peabody), MBIA, 8.332s, 9/1/13                                   Aaa              3,127,500
          2,000,000  Schuylkill Cnty., Redev. Auth. Lease Rev. Bonds,
                       Ser. A, FGIC, 7 1/8s, 6/1/13                                             Aaa              2,100,000
                                                                                                            --------------
                                                                                                                13,194,213

South Carolina (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                     Piedmont, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, MBIA
          1,500,000    5 1/2s, 1/1/13                                                           Aaa              1,481,250
          1,100,000    5 1/4s, 1/1/12                                                           Aaa              1,069,750
          3,500,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. IFB (St. Francis
                       Hosp.-Franciscan Sisters), AMBAC, 5.45s, 8/1/15                          Aaa              3,145,625
                                                                                                            --------------
                                                                                                                 5,696,625

Tennessee (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          6,895,000  Johnson, Hlth. & Edl. Rev. Bonds (Johnson City
                       Med. Ctr.), MBIA, 5 1/2s, 7/1/12                                         AAA              6,748,481
          4,840,000  Knox Cnty., Hlth., Ed. & Hsg. Fac. Rev. Bonds
                       (Fort Sanders Alliance), MBIA, 5 3/4s, 1/1/14                            Aaa              4,827,900
          4,000,000  TN Energy Acquisition Corp. Gas Rev. Bonds,
                       Ser. B, AMBAC, 4.05s, 9/1/00                                             Aaa              3,988,840
                                                                                                            --------------
                                                                                                                15,565,221

Texas (6.2%)
--------------------------------------------------------------------------------------------------------------------------
          5,680,000  Austin, Arpt. Syst. Rev. Bonds, Ser. A., MBIA,
                       6.1s, 11/15/11                                                           Aaa              5,843,300
          3,490,000  Brownsville, Util. Syst. Rev. Bonds, AMBAC,
                       6 1/4s, 9/1/11                                                           Aaa              3,716,850
                     Houston, Wtr. & Swr. Syst. Rev. Bonds,
                       Ser. C, AMBAC
          8,815,000    6 3/8s, 12/1/17                                                          Aaa              8,969,257
            585,000    6 3/8s, 12/1/17, Prerefunded                                             Aaa                614,250
          7,000,000  Lockhart, Correctional Fac. Fin. Corp. Rev. Bonds,
                       MBIA, 6 5/8s, 4/1/12                                                     Aaa              7,175,000
          5,000,000  Rio Grande Valley Hlth Fac. Dev. Corp. Rev. Bonds,
                       MBIA, 6.4s, 8/1/12                                                       Aaa              5,206,250
                                                                                                            --------------
                                                                                                                31,524,907

Utah (2.5%)
--------------------------------------------------------------------------------------------------------------------------
         12,400,000  Utah Pwr. Supply Rev. Bonds (Intermountain
                       Pwr. Agcy.), Ser. A, MBIA, 6.15s, 7/1/14                                 AAA             12,648,000

Virginia (2.2%)
--------------------------------------------------------------------------------------------------------------------------
         10,000,000  Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB,
                       FGIC, 9.215s, 8/15/23                                                    Aaa             11,087,500

Washington (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Tacoma, Elec. Syst. IFB, AMBAC, 8.952s, 1/2/15                             Aaa              2,158,100
                     WA State Pub. Pwr. Supply Syst. Rev. Bonds
          6,000,000    (Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16                            Aaa              6,735,000
          5,000,000    (Nuclear No. 1), Ser. A, AMBAC, 5.7s, 7/1/09                             Aaa              5,062,500
                                                                                                            --------------
                                                                                                                13,955,600
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $514,059,545) (b)                                              $  502,375,683
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $511,066,895.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      January 31, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2000.

  (b) The aggregate identified cost on a tax basis is $514,462,246, resulting in gross unrealized appreciation and depreciation of $13,088,064 and $25,174,627, respectively, or net unrealized depreciation of $12,086,563.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      January 31, 2000 was $11,864,601 or 2.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2000.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, FRB's are the current interest rates at January 31, 2000.

      The fund had the following industry group concentrations greater than 10% at January 31, 2000  (as a percentage of net assets):

          Health care      20.9%
          Utilities        18.4
          Transportation   13.8
          Water & sewer    13.3

      The fund had the following insurance concentrations greater than 10% at January 31, 2000 (as a percentage of net assets):

          MBIA             47.1%
          FGIC             20.6
          AMBAC            17.3


-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2000 (Unaudited)
                                     Aggregate Face     Expiration  Unrealized
                        Total Value      Value             Date    Appreciation
-------------------------------------------------------------------------------
Muni Bond
Index (Short)           $18,590,938   $19,268,248         Mar-00     $677,310
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $514,059,545) (Note 1)                                            $502,375,683
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        6,171,128
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   61,807
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,833,756
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         121,719
-----------------------------------------------------------------------------------------------
Total assets                                                                        514,564,093

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        695,846
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   931,036
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,368,462
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            220,540
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               48,420
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            15,615
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                749
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  184,605
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   31,925
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     3,497,198
-----------------------------------------------------------------------------------------------
Net assets                                                                         $511,066,895

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $528,731,322
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (317,826)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (6,340,049)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (11,006,552)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $511,066,895

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($235,582,248 divided by 16,917,878 shares)                                              $13.93
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.93)*                                  $14.62
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($272,243,691 divided by 19,525,340 shares)+                                             $13.94
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,419,055 divided by 101,863 shares)+                                                  $13.93
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,821,901 divided by 130,493 shares)                                                   $13.96
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.96)**                                 $14.43
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Tax exempt interest income:                                                        $ 16,362,147
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,325,230
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          230,961
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         8,760
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          4,586
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   241,037
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   917,982
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     2,295
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     4,682
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   4,804
-----------------------------------------------------------------------------------------------
Auditing                                                                                 23,985
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,769
-----------------------------------------------------------------------------------------------
Postage                                                                                  13,768
-----------------------------------------------------------------------------------------------
Other                                                                                    18,350
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,800,209
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (59,596)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,740,613
-----------------------------------------------------------------------------------------------
Net investment income                                                                13,621,534
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (512,699)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,187,831
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period            (31,093,078)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (30,417,946)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(16,796,412)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 13,621,534    $ 27,704,250
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 675,132        (708,489)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (31,093,078)    (21,829,346)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           (16,796,412)      5,166,415
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (6,247,413)    (11,291,598)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (7,278,763)    (16,324,557)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (10,631)             (1)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (45,864)        (91,950)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --      (1,869,573)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (2,780,386)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (18,696)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (32,187,116)     32,439,522
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (62,566,199)      5,229,176

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 573,633,094     568,403,918
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $317,826
and $356,689, respectively)                                                        $511,066,895    $573,633,094
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $14.72           $15.40           $15.50           $14.94           $14.86           $14.67
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .37              .72              .74(c)           .79              .81              .83
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.79)            (.56)            (.04)             .67              .08              .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.42)             .16              .70             1.46              .89             1.02
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.37)            (.72)            (.73)            (.80)            (.81)            (.82)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.12)            (.07)            (.10)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)            (.84)            (.80)            (.90)            (.81)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.93           $14.72           $15.40           $15.50           $14.94           $14.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (2.85)*           0.96             4.63            10.09             6.06             7.21
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $235,582         $243,845         $230,283         $219,265         $196,948         $184,241
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .40*             .94              .94              .92              .90              .89
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.62*            4.65             4.80             5.22             5.37             5.68
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              9.96*           35.60            40.38            36.13            54.58            37.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $14.74           $15.42           $15.52           $14.96           $14.87           $14.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .34              .72              .77(c)           .74              .71              .73
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.80)            (.56)            (.04)             .68              .09              .20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.46)             .16              .73             1.42              .80              .93
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.34)            (.72)            (.76)            (.76)            (.71)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.12)            (.07)            (.10)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.34)            (.84)            (.83)            (.86)            (.71)            (.74)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.94           $14.74           $15.42           $15.52           $14.96           $14.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (3.11)*           1.00             4.83             9.76             5.44             6.53
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $272,244         $327,920         $336,286         $339,354         $354,431         $377,443
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .60*             .90              .74             1.22             1.58             1.54
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.42*            4.69             5.00             4.93             4.72             5.05
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              9.96*           35.60            40.38            36.13            54.58            37.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended      For the period
Per-share                                                                                           January 31     July 26, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $14.72           $14.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .32              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              (.79)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   (.47)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.32)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                       --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.32)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $13.93           $14.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 (3.24)*          (0.66)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $1,419               $1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .80*             .03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               2.35*             .08*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                  9.96*           35.60
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                            For the period
Per-share                       January 31                                                                           June 1, 1995+
operating performance           (Unaudited)                             Year ended July 31                            to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $14.76           $15.39           $15.50           $14.94           $14.86           $15.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .35              .66              .69  (c)         .74              .76              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.80)            (.51)            (.04)             .67              .08             (.25)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.45)             .15              .65             1.41              .84             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.35)            (.66)            (.69)            (.75)            (.76)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.12)            (.07)            (.10)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.35)            (.78)            (.76)            (.85)            (.76)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.96           $14.76           $15.39           $15.50           $14.94           $14.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (3.06)*           0.91             4.24             9.76             5.74            (0.87)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,822           $1,866           $1,835             $892             $325              $17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .55*            1.24             1.24             1.22             1.19              .14*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.47*            4.35             4.50             4.87             4.99              .73*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              9.96*           35.60            40.38            36.13            54.58            37.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax-Free Insured Fund (the "fund") is a series of Putnam Tax-Free Income Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund pursues its objective of seeking high current income exempt from federal income tax by investing in tax exempt securities that are covered by insurance guaranteeing the timely payment of principal and interest, are rated AAA or Aaa, or are backed by the U.S. government.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1999, the fund had a capital loss carryover of approximately $468,000 available to offset future net capital gain, if any, which will expire on July 31, 2007.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management Inc., ("Putnam Management") the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the lessor of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended January 31, 2000, fund expenses were reduced by $59,596 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $844 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.60%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $15,603 and $373 from the sale of class A and class M shares, respectively, and received $350,803 and $914 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $3,094 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $53,271,091 and $100,347,004, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,062,276        $29,254,639
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      254,615          3,619,468
-----------------------------------------------------------------------------
                                                 2,316,891         32,874,107

Shares
repurchased                                     (1,967,008)       (27,895,263)
-----------------------------------------------------------------------------
Net increase                                       349,883        $ 4,978,844
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,977,221        $60,892,766
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      502,787          7,716,895
-----------------------------------------------------------------------------
                                                 4,480,008         68,609,661

Shares
repurchased                                     (2,863,444)       (43,724,849)
-----------------------------------------------------------------------------
Net increase                                     1,616,564        $24,884,812
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        968,335       $ 13,861,966
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      297,103          4,230,813
-----------------------------------------------------------------------------
                                                 1,265,438         18,092,779

 Shares
repurchased                                     (3,991,055)       (56,757,116)
-----------------------------------------------------------------------------
Net decrease                                    (2,725,617)      $(38,664,337)
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,994,939       $ 77,030,641
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      772,327         11,885,935
-----------------------------------------------------------------------------
                                                 5,767,266         88,916,576

Shares
repurchased                                     (5,322,327)       (81,482,473)
-----------------------------------------------------------------------------
Net increase                                       444,939       $  7,434,103
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        108,058        $ 1,528,242
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          313              4,406
-----------------------------------------------------------------------------
                                                   108,371          1,532,648

Shares
repurchased                                         (6,575)           (92,849)
-----------------------------------------------------------------------------
Net increase                                       101,796        $ 1,439,799
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                             67            $ 1,000
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                        67            $ 1,000

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                            67            $ 1,000
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         34,249           $490,713
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        2,356             33,582
-----------------------------------------------------------------------------
                                                    36,605            524,295

Shares
repurchased                                        (32,566)          (465,717)
-----------------------------------------------------------------------------
Net increase                                         4,039           $ 58,578
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         52,454           $814,919
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        4,593             70,350
-----------------------------------------------------------------------------
                                                    57,047            885,269

Shares
repurchased                                        (49,771)          (765,662)
-----------------------------------------------------------------------------
Net increase                                         7,276           $119,607
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Richard P. Wyke
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Tax-Free Insured Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA043 58959 035/438/629 3/00